Derivative Liabilities (Details - Change in the fair value of derivative liabilities)	9 Months Ended
Sep. 30, 2025 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative liability, beginning	$ 1,992,754
Establishment of derivative liability upon issuance of notes	5,876,133
Establishment of derivative liability on tainted warrants	32,395,489
Extinguishment due to conversion	(919,357)
Change in fair value of derivatives	(17,798,551)
Fair value of derivative liability, ending	$ 21,546,468